Restricted Cash (Additional Information) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Line Items]
Restricted Cash, Current	$ 3,546	$ 3,563	$ 603
Restricted Cash, Noncurrent	3,400	3,400	$ 4,500
Current Assets [Member]
Cash and Cash Equivalents [Line Items]
Restricted Cash, Current	$ 3,600	$ 3,600